Basis of preparation (Detail Textual) - MXN-Rate	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Basis of preparation [Abstract]
Closing foreign exchange rate	19.66	20.64	17.21